CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement of comprehensive income [abstract]
Profit / (Loss) for the year	€ 20,926	€ (23,499)	€ (96,635)
Other comprehensive income / (loss) that will not be reclassified to profit or loss in subsequent years:
Remeasurements on post-employment benefit obligations	(993)	1,435	3,826
Change in FV of Other investments	(2,563)	1,344	0
Aggregate income tax effect	350	(95)	(570)
Other comprehensive income / (loss) that will not be reclassified to profit or loss in subsequent years:	(3,206)	2,684	3,256
Other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent years:
Currency translation differences	1,271	(4,169)	2,535
Cash flow hedges	1,640	0	0
Hyperinflation adjustment	113	411	0
Other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent years:	3,024	(3,758)	2,535
Other comprehensive income / (loss) for the year, net of tax	(182)	(1,074)	5,791
Total comprehensive income / (loss)	20,744	(24,573)	(90,844)
Attributable to:
Owners of the parent	15,108	(26,118)	(90,554)
Non-controlling interest	€ 5,636	€ 1,545	€ (290)